CREDIT FACILITIES AND DEBT (Details) $ in Thousands		1 Months Ended				3 Months Ended	12 Months Ended
	Jun. 29, 2015 USD ($)	Oct. 31, 2013 USD ($)	Apr. 30, 2013 USD ($)	Oct. 31, 2012 USD ($)	Nov. 30, 2011 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)
Debt
Total Facility/Debt							$ 13,492,872	$ 13,953,995
Short-Term Outstanding							1,305,695	1,906,566
Current Maturities of Long-Term Outstanding							3,326,513	2,382,623
Long-Term Outstanding							8,193,039	8,345,588	$ 8,525,750
Available							667,625	1,319,218
Minimum annual repayments of long-term debt
2016							3,154,279
2017							2,086,280
2018							2,011,810
2019							876,320
2020 and thereafter							64,350
Total							$ 8,193,039	$ 8,345,588	8,525,750
Other disclosure
Weighted-average interest rate on total short-term debt outstanding (as a percent)							1.20%	1.10%
Weighted- average interest rate on total long-term debt (as a percent)							1.90%	1.80%
CNH Global
Support Agreement
Number of preceding fiscal quarters added to the current quarter used in calculating the consolidated fixed charges coverage ratio under support agreement | item							3
Period of prior written notice							30 days
Long-term rated indebtedness outstanding							$ 0
CNH Global | Minimum
Support Agreement
Consolidated fixed charges coverage ratio							1.05
Ownership percentage required to be maintained in the company							51.00%
Consolidated tangible net worth threshold							$ 50,000
Committed Asset-Backed Facilities
Debt
Total Facility/Debt							3,008,160	$ 3,719,724
Short-Term Outstanding							1,305,695	1,906,566
Current Maturities of Long-Term Outstanding							332,521	163,225
Long-Term Outstanding							952,319	680,715
Available							417,625	969,218
Minimum annual repayments of long-term debt
Total							$ 952,319	680,715
Committed Asset-Backed Facilities | Maximum
Other disclosure
Maturity period of receivables							7 years
Retail | Maximum
Debt
Total Facility/Debt							$ 1,631,665
Retail | United States
Debt
Total Facility/Debt							1,200,000	1,200,000
Current Maturities of Long-Term Outstanding							186,382	107,147
Long-Term Outstanding							604,765	443,891
Available							408,853	648,962
Minimum annual repayments of long-term debt
Total							604,765	443,891
Retail | Canada
Debt
Total Facility/Debt							431,665	470,009
Current Maturities of Long-Term Outstanding							91,497	37,380
Long-Term Outstanding							331,396	156,422
Available							8,772	276,207
Minimum annual repayments of long-term debt
Total							331,396	156,422
Wholesale VFN | United States
Debt
Total Facility/Debt							800,000	1,400,000
Short-Term Outstanding							800,000	1,400,000
Wholesale VFN | Canada
Debt
Total Facility/Debt							505,695	550,615
Short-Term Outstanding							505,695	506,566
Available								44,049
Leases | United States
Debt
Total Facility/Debt							70,800	99,100
Current Maturities of Long-Term Outstanding							54,642	18,698
Long-Term Outstanding							16,158	80,402
Minimum annual repayments of long-term debt
Total							16,158	80,402
Secured Debt
Debt
Total Facility/Debt							7,136,638	7,385,131
Current Maturities of Long-Term Outstanding							2,243,992	2,219,398
Long-Term Outstanding							4,892,646	5,165,733
Minimum annual repayments of long-term debt
Total							4,892,646	5,165,733
Amortizing Retail Term ABS
Debt
Total Facility/Debt							6,734,455	6,872,706
Current Maturities of Long-Term Outstanding							2,214,854	2,124,267
Long-Term Outstanding							4,519,601	4,748,439
Minimum annual repayments of long-term debt
Total							4,519,601	4,748,439
Other ABS Financing
Debt
Total Facility/Debt							34,883	145,125
Current Maturities of Long-Term Outstanding							29,138	95,131
Long-Term Outstanding							5,745	49,994
Minimum annual repayments of long-term debt
Total							5,745	49,994
Wholesale Term | United States
Debt
Total Facility/Debt							367,300	367,300
Long-Term Outstanding							367,300	367,300
Minimum annual repayments of long-term debt
Total							367,300	367,300
Unsecured Facilities
Debt
Total Facility/Debt									250,000
Other disclosure
Amount drawn on revolving credit facility							250,000
Revolving credit facilities
Debt
Total Facility/Debt							350,000	350,000	100,000
Long-Term Outstanding							100,000
Available							250,000	350,000
Minimum annual repayments of long-term debt
Total							100,000
Other disclosure
Amount drawn on revolving credit facility	$ 100,000						100,000
Unsecured Debt							250,000
Unsecured Debt:
Debt
Total Facility/Debt							2,998,074	2,499,140
Current Maturities of Long-Term Outstanding							750,000
Long-Term Outstanding							2,248,074	2,499,140
Minimum annual repayments of long-term debt
Total							2,248,074	2,499,140
Notes
Debt
Total Facility/Debt							2,848,074	2,349,140
Current Maturities of Long-Term Outstanding							750,000
Long-Term Outstanding							2,098,074	2,349,140
Fair value hedge adjustment							(680)	860
Debt Discount							2,606
Minimum annual repayments of long-term debt
Total							2,098,074	2,349,140
Term loan
Debt
Total Facility/Debt							150,000	150,000	$ 150,000
Long-Term Outstanding							150,000	150,000
Minimum annual repayments of long-term debt
Total							150,000	$ 150,000
Other disclosure
Amount drawn on revolving credit facility							$ 150,000
3.875% unsecured notes due 2015
Other disclosure
Amount drawn on revolving credit facility				$ 750,000
Interest rate margin (as a percent)				3.875%
6.25% unsecured debt due 2016
Other disclosure
Amount drawn on revolving credit facility					$ 500,000
Interest rate margin (as a percent)					6.25%
3.625% unsecured notes due 2018
Other disclosure
Amount drawn on revolving credit facility			$ 600,000
Interest rate margin (as a percent)			3.625%
3.25% unsecured notes due 2017
Other disclosure
Amount drawn on revolving credit facility		$ 500,000
Interest rate margin (as a percent)		3.25%
3.375% unsecured notes due 2019
Other disclosure
Amount drawn on revolving credit facility						$ 500,000
Interest rate margin (as a percent)						3.375%